U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD

PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA 94105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

iShares Adaptive Currency Hedged MSCI Eurozone ETF
iShares Adaptive Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI Australia ETF
iShares Currency Hedged MSCI Canada ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Germany ETF
iShares Currency Hedged MSCI Italy ETF
iShares Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI Mexico ETF
iShares Currency Hedged MSCI South Korea ETF
iShares Currency Hedged MSCI Spain ETF
iShares Currency Hedged MSCI Switzerland ETF
iShares Currency Hedged MSCI United Kingdom ETF
iShares Edge MSCI Min Vol Global Currency Hedged ETF
iShares Edge MSCI Multifactor Consumer Discretionary ETF
iShares Edge MSCI Multifactor Consumer Staples ETF
iShares Edge MSCI Multifactor Energy ETF
iShares Edge MSCI Multifactor Financials ETF
iShares Edge MSCI Multifactor Healthcare ETF
iShares Edge MSCI Multifactor Industrials ETF
iShares Edge MSCI Multifactor Materials ETF
iShares Edge MSCI Multifactor Technology ETF
iShares Edge MSCI Multifactor Utilities ETF
iShares MSCI All Peru Capped ETF
iShares MSCI Argentina and Global Exposure ETF
iShares MSCI Brazil Small-Cap ETF
iShares MSCI China ETF
iShares MSCI China Small-Cap ETF
iShares MSCI Denmark Capped ETF
iShares MSCI EAFE ESG Optimized ETF
iShares MSCI Finland Capped ETF
iShares MSCI Germany Small-Cap ETF
iShares MSCI Global Impact ETF
iShares MSCI India ETF
iShares MSCI India Small-Cap ETF
iShares MSCI Indonesia ETF
iShares MSCI Ireland Capped ETF
iShares MSCI New Zealand Capped ETF
iShares MSCI Norway Capped ETF
iShares MSCI Philippines ETF
iShares MSCI Poland Capped ETF
iShares MSCI Qatar Capped ETF

iShares MSCI Saudi Arabia Capped ETF iShares MSCI UAE Capped ETF iShares MSCI United Kingdom ETF iShares MSCI United Kingdom Small-Cap ETF iShares MSCI USA ESG Optimized ETF

3.	Investment Company Act File Number: 811-09729

Securities Act File Number: 333-92935

4(a).	Last day of fiscal year for which this Form is filed: 8/31/2017

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form. Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number. SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 5,770,017,431

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 3,874,698,342

(iii)     Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 1,330,053,357

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	-$ 5,204,751,699

	(v) Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 565,265,732

	(vi) Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0

	(vii) Multiplier for determining registration fee (See Instruction C.9):	X 0.0001245

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $ 70,375.58

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:	0

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+ $ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$ 70,375.58

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 11/24/2017

Method of Delivery:

[X] Wire Transfer

[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neil
Assistant Treasurer

Date: 11/27/2017

*	Please print the name and title of the signing officer below the signature.